Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Product sales						$ 194,481
OPERATING EXPENSES
Research and development	27,053	12,106	41,310	37,593	57,285	125,664
Stock in exchange for services	738,050		817,075
Professional fees	38,718	119,865	83,166	288,602	488,287	403,164
Selling, general and administrative expenses	53,025	55,604	113,897	119,342	223,055	242,231
Total operating expenses	856,846	187,575	1,055,448	445,537	768,627	771,059
Net loss from operations	(856,846)	(187,575)	(1,055,448)	(445,537)	(768,627)	(576,578)
Other income (expense)
Interest expense	(9,908)	(5,733)	(11,724)	(10,591)	(21,735)	(35,383)
Interest expense related to derivative liability	(21,850)	2,249	(21,850)	(50,740)		(16,866)
Change in derivative	681	(16,219)	681	(15,407)		186
Net loss before income taxes	(887,923)	(207,278)	(1,088,341)	(522,275)	(540,362)	(628,641)
Income taxes
Net loss	$ (887,923)	$ (207,278)	$ (1,088,341)	$ (522,275)	$ (790,362)	$ (628,641)
Basic and diluted loss per share	$ (0.13)	$ (0.22)	$ (0.18)	$ (0.44)	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding	6,618,317	952,164	6,157,465	1,189,553	63,606,767	29,743,242